Aging Analysis of Past Due Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
31-60 past due	$ 6,657		$ 5,841
61-90 past due	3,457		2,283
Greater than 90 days past due	8,715		8,070
Total past due	18,829		16,194
Current	6,211,235	[1]	6,136,767	[1]
Total	6,230,064		6,152,961
Mortgage loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	6,201,275	[1]	6,130,584	[1]
Total	6,201,275		6,130,584
Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
31-60 past due	6,657		5,841
61-90 past due	3,457		2,283
Greater than 90 days past due	8,715		8,070
Total past due	18,829		16,194
Current	9,960	[1]	6,183	[1]
Total	$ 28,789		$ 22,377

[1]	Current amount includes all receivables 30 days or less past due.